Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$161	$ 173,085
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	377	381,211
Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	115,157
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	191	193,338
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	88	89,323
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	781	784,349
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	50	49,746
Series 2019-A, Class B, 4.36%, 10/16/23(1)	76	76,322
Series 2019-B, Class B, 3.62%, 6/17/24(1)	120	120,725
Series 2020-A, Class B, 4.27%, 6/16/25(1)	100	101,063
DataBank Issuer:
Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	121	120,278
Series 2021-1A, Class B, 2.65%, 2/27/51(1)	38	37,782
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	87,831
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	39	38,987
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	66,387
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	138	143,911
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	356,371
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	31,150
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	568	572,510
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	173	178,102
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	180	186,043
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	413,837
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	298,492
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	175	176,567
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	280	307,130
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	756	785,921
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	83	83,974
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	83	86,705
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	148	144,481
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	$176	$ 175,479
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	290	284,664
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	390	393,316
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	300	303,208
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	51	50,770
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	521	523,113
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	404	404,219
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	100,023
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	492	494,711
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	68	69,948
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	277	265,880
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	10	9,767
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	161	165,282
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	182	186,948
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,143	1,183,568
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	70	70,350
Series 2020-A, Class A, 2.62%, 12/15/26(1)	91	91,212
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	285	299,770
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	180	180,538
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	508	515,467
Series 2014-2, Class B, 5.44%, 7/20/44(1)	835	824,234
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	715	744,230
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	452	456,490
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	8	8,236
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,228	2,376,911
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	206,418
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	99	98,067
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	572	573,231
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	103	105,554

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$213	$ 225,561
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	312	311,742
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	184	197,385
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	368	384,244
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	148	148,974
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	80	80,169
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	829,591
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	174,116
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	65	65,348
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	81	81,551
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	633	665,849
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	78	82,226
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	295	307,924
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	561,274
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	400	395,213
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	234	193,036
Total Asset-Backed Securities (identified cost $21,697,039)		$22,066,585

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	$150	$ 150,710
Series 2021-1A, Class M1B, 2.21%, (SOFR + 2.20%), 3/25/31(1)(2)	155	155,526
Series 2021-1A, Class M1C, 2.96%, (SOFR + 2.95%), 3/25/31(1)(2)	150	150,121
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	377	383,704
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	262	260,500
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	337	335,989
Series 2019-DNA2, Class M2, 2.559%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	67	67,698
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	735	735,041
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	$245	$ 244,958
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	242	242,254
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	17	17,069
Series 2020-DNA4, Class M2, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	35	35,344
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	85	85,225
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	130	131,159
Series 2020-DNA6, Class B1, 3.01%, (SOFR + 3.00%), 12/25/50(1)(2)	25	24,728
Series 2020-DNA6, Class M2, 2.01%, (SOFR + 2.00%), 12/25/50(1)(2)	280	279,477
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.359%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	222	228,662
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	357	351,829
Series 2014-C02, Class 2M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	107	108,259
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	275	272,286
Series 2014-C03, Class 2M2, 3.009%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	169	171,110
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	364	375,520
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	236	238,506
Series 2018-C06, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	23	22,871
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	228	228,476
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	24	23,980
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	51	51,625
Series 2020-R01, Class 1M1, 0.909%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	20	19,741
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	293,961
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.659%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	265	265,861
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	150,750
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	126	127,095

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd.: (continued)
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	$250	$ 253,390
Total Collateralized Mortgage Obligations (identified cost $6,486,234)		$ 6,483,425

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$695	$ 600,284
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	325	272,631
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	485	389,896
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	654	654,864
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	310	310,870
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	235	225,300
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,503,741
Series KG03, Class A2, 1.297%, 6/25/30(4)	305	290,910
Series KSG1, Class A2, 1.503%, 9/25/30	278	270,461
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	603,525
Series W5FX, Class AFX, 2.97%, 4/25/28(4)	192	205,153
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.939%, 9/25/27(4)	675	735,957
Series 2018-M4, Class A2, 3.046%, 3/25/28(4)	1,325	1,453,010
Series 2018-M8, Class A2, 3.325%, 6/25/28(4)	459	511,601
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	1,680	1,929,526
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	785	885,452
Series 2019-M22, Class A2, 2.522%, 8/25/29	2,911	3,074,243
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,009,935
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	589,321
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	55	55,121
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	395	411,234
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	119,000
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	100	24,622
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	$545	$ 545,459
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	539	524,716
Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	187	173,357
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	100	86,055
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	158	158,906
Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	67	66,884
Series 2017-MTL6, Class F, 4.356%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	72	72,634
RETL Trust, Series 2019-RVP, Class C, 2.206%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	145	144,206
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	450	402,914
Total Commercial Mortgage-Backed Securities (identified cost $18,060,572)		$18,301,788

Common Stocks — 65.6%

Security	Shares	Value
Auto Components — 1.1%
Aptiv PLC(6)	34,900	$ 4,812,710
		$ 4,812,710
Banks — 3.6%
JPMorgan Chase & Co.	58,700	$ 8,935,901
PNC Financial Services Group, Inc. (The)	36,300	6,367,383
		$ 15,303,284
Beverages — 2.6%
Coca-Cola Co. (The)	89,100	$ 4,696,461
Coca-Cola European Partners PLC	119,600	6,238,336
		$10,934,797
Biotechnology — 1.4%
AbbVie, Inc.	54,023	$5,846,369
		$5,846,369
Building Products — 1.0%
Trane Technologies PLC	24,800	$4,105,888
		$4,105,888

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 4.0%
Intercontinental Exchange, Inc.	45,900	$ 5,126,112
S&P Global, Inc.	16,900	5,963,503
Tradeweb Markets, Inc., Class A	78,503	5,809,222
		$ 16,898,837
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	34,716	$ 4,479,058
		$ 4,479,058
Containers & Packaging — 0.9%
AptarGroup, Inc.	28,300	$4,009,261
		$4,009,261
Diversified Telecommunication Services — 0.0%(7)
Verizon Communications, Inc.	584	$33,960
		$33,960
Electrical Equipment — 1.3%
AMETEK, Inc.	43,600	$5,569,028
		$5,569,028
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity, Ltd.	22,600	$2,917,886
		$2,917,886
Energy Equipment & Services — 1.3%
Baker Hughes Co.	260,300	$5,625,083
		$5,625,083
Entertainment — 1.6%
Walt Disney Co. (The)(6)	36,200	$6,679,624
		$6,679,624
Equity Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	48,400	$4,545,728
		$4,545,728
Food & Staples Retailing — 1.5%
Sysco Corp.	80,400	$6,330,696
		$6,330,696
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(6)	142,700	$5,515,355
Danaher Corp.	26,900	6,054,652
		$11,570,007
Security	Shares	Value
Health Care Providers & Services — 1.4%
Anthem, Inc.	16,900	$ 6,066,255
		$ 6,066,255
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	32,200	$ 4,769,142
		$ 4,769,142
Independent Power and Renewable Electricity Producers — 1.1%
NextEra Energy Partners, L.P.	61,588	$ 4,488,533
		$ 4,488,533
Insurance — 0.8%
Travelers Cos., Inc. (The)	22,600	$3,399,040
		$3,399,040
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(6)	7,190	$14,873,450
Match Group, Inc.(6)	29,572	4,062,601
		$18,936,051
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(6)	5,229	$16,178,944
		$16,178,944
IT Services — 5.5%
Automatic Data Processing, Inc.	23,200	$4,372,504
Cognizant Technology Solutions Corp., Class A	62,600	4,890,312
PayPal Holdings, Inc.(6)	22,500	5,463,900
Visa, Inc., Class A	40,500	8,575,065
		$23,301,781
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	11,818	$5,393,499
		$5,393,499
Machinery — 1.0%
Stanley Black & Decker, Inc.	21,100	$4,213,037
		$4,213,037
Pharmaceuticals — 1.9%
Sanofi	52,600	$5,201,306
Zoetis, Inc.	17,100	2,692,908
		$7,894,214
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	36,600	$2,947,398

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Clarivate PLC(6)	78,674	$ 2,076,207
		$ 5,023,605
Road & Rail — 1.0%
Union Pacific Corp.	19,300	$ 4,253,913
		$ 4,253,913
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	28,400	$ 4,404,272
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,200	4,163,456
Texas Instruments, Inc.	26,451	4,998,975
		$13,566,703
Software — 5.5%
Intuit, Inc.	6,752	$2,586,421
Microsoft Corp.	79,593	18,765,642
nCino, Inc.(6)	26,278	1,753,268
		$23,105,331
Specialty Retail — 1.1%
TJX Cos., Inc. (The)	67,800	$4,484,970
		$4,484,970
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	120,588	$14,729,824
		$14,729,824
Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	37,200	$2,973,024
		$2,973,024
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(6)	36,930	$4,626,960
		$4,626,960
Total Common Stocks (identified cost $191,560,981)		$277,067,042

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(7)
Becton Dickinson and Co., Series B, 6.00%(8)	800	$ 42,976
Total Convertible Preferred Stocks (identified cost $44,095)		$ 42,976

Corporate Bonds — 14.8%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.2%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	550	$ 596,017
3.625%, 4/15/29(1)	250	270,795
		$ 866,812
Communications — 1.3%
AT&T, Inc.:
2.30%, 6/1/27	1	$ 1,023
3.10%, 2/1/43	80	74,819
3.30%, 2/1/52	44	39,702
3.65%, 6/1/51	717	694,725
3.65%, 9/15/59(1)	53	48,542
3.80%, 12/1/57(1)	196	186,831
4.90%, 6/15/42	300	351,062
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	930	1,000,007
Comcast Corp., 2.45%, 8/15/52	481	412,138
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	250	267,200
Discovery Communications, LLC, 5.20%, 9/20/47	326	387,082
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	236,901
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	208,602
SES S.A., 5.30%, 4/4/43(1)	109	120,612
Sprint Corp., 7.25%, 9/15/21	75	76,976
T-Mobile USA, Inc.:
2.25%, 2/15/26	23	23,194
2.25%, 11/15/31(1)	64	60,883
2.55%, 2/15/31(1)	147	144,198
2.625%, 4/15/26(8)	528	538,916
4.50%, 4/15/50(1)	280	314,759
Verizon Communications, Inc., 3.70%, 3/22/61	189	187,141
		$5,375,313
Consumer, Cyclical — 1.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	338	$337,025
American Airlines Pass-Through Trust:
4.40%, 9/22/23	103	98,212
5.25%, 1/15/24	194	185,018
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	296	308,414
5.75%, 4/20/29(1)	21	22,363
Aptiv PLC, 5.40%, 3/15/49	58	71,100
Delta Air Lines, Inc.:
3.625%, 3/15/22	299	302,386
7.375%, 1/15/26	334	390,939

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	200	$ 200,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	313	311,521
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	250	247,745
2.979%, 8/3/22	1,070	1,087,388
3.087%, 1/9/23	200	203,621
4.14%, 2/15/23	200	207,180
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	252	254,318
3.625%, 6/1/24	39	39,049
MDC Holdings, Inc., 2.50%, 1/15/31	86	81,270
Nordstrom, Inc.:
4.25%, 8/1/31(1)(9)	92	92,119
4.375%, 4/1/30(8)	268	274,659
5.00%, 1/15/44	453	440,569
Tesla, Inc., 5.30%, 8/15/25(1)(8)	56	58,176
		$5,213,072
Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	384	$412,650
Block Financial, LLC, 3.875%, 8/15/30	386	398,580
Centene Corp.:
2.50%, 3/1/31	367	350,951
3.375%, 2/15/30	199	201,176
4.25%, 12/15/27	257	270,653
4.625%, 12/15/29	36	39,010
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	234,012
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	295,983
CVS Health Corp.:
3.00%, 8/15/26	415	443,985
4.30%, 3/25/28	296	336,331
CVS Pass-Through Trust, 6.036%, 12/10/28	353	411,114
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	601,288
Ford Foundation (The), 2.415%, 6/1/50	435	394,362
Kraft Heinz Foods Co., 4.375%, 6/1/46	477	499,782
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	77	76,720
5.20%, 4/1/29(1)	45	51,681
		$5,018,278
Energy — 0.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	46	$49,313
6.00%, 6/1/26	198	213,801
6.375%, 10/1/30	137	148,388
Security	Principal Amount (000's omitted)*	Value
Energy (continued)
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	344	$ 357,939
5.00%, 1/31/28(1)	743	803,127
		$ 1,572,568
Financial — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	291	$ 313,144
4.625%, 10/15/27(8)	150	164,725
6.50%, 7/15/25	175	204,087
Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	417,138
Air Lease Corp., 2.875%, 1/15/26	355	368,597
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	355	364,984
American Assets Trust, L.P., 3.375%, 2/1/31	84	82,712
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	326,324
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	458	473,920
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(10)	445	444,364
1.197% to 10/24/25, 10/24/26(8)(10)	646	637,908
1.404%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	118	118,712
1.898% to 7/23/30, 7/23/31(10)	472	443,742
1.922% to 10/24/30, 10/24/31(10)	412	388,054
2.456% to 10/22/24, 10/22/25(10)	600	629,235
2.676% to 6/19/40, 6/19/41(10)	540	506,658
3.499% to 5/17/21, 5/17/22(10)	579	581,164
Series Z, 6.50% to 10/23/24(10)(11)	37	41,533
Bank of Montreal, 2.05%, 11/1/22	699	718,289
Bank of Nova Scotia (The):
1.625%, 5/1/23	418	428,682
2.375%, 1/18/23	478	494,808
BankUnited, Inc., 5.125%, 6/11/30	309	349,268
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)(8)	262	262,819
Capital One Financial Corp.:
3.30%, 10/30/24	209	225,446
3.75%, 7/28/26	264	287,032
4.20%, 10/29/25	190	210,514
Charles Schwab Corp. (The), 4.00% to 12/1/30(10)(11)	82	80,709
CI Financial Corp., 3.20%, 12/17/30	402	400,214
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(10)	630	629,732
1.246%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	150	150,883
1.678% to 5/15/23, 5/15/24(10)	618	630,916
2.666% to 1/29/30, 1/29/31(10)	368	370,173
3.106% to 4/8/25, 4/8/26(10)	319	340,778

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Citigroup, Inc.: (continued)
3.887% to 1/10/27, 1/10/28(10)	967	$ 1,063,739
4.00% to 12/10/25(10)(11)	310	313,798
Citizens Bank NA, 2.55%, 5/13/21	200	200,094
Citizens Financial Group, Inc., 2.375%, 7/28/21	126	126,611
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	184	190,025
3.61% to 9/12/29, 9/12/34(1)(10)	206	213,379
Digital Realty Trust, L.P., 4.75%, 10/1/25	218	248,050
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	270	288,202
Discover Financial Services:
3.95%, 11/6/24	90	98,158
6.125% to 6/23/25(10)(11)	319	355,286
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	391	404,482
6.00%, 4/15/25(1)	283	298,919
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	297	293,986
5.00%, 7/15/28(1)	91	93,162
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	549	550,952
2.522% to 4/22/30, 4/22/31(10)	530	529,310
2.739% to 10/15/29, 10/15/30(10)	185	188,233
2.956% to 5/13/30, 5/13/31(10)	146	148,877
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	305,243
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)	356	368,890
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(10)	523	501,453
3.624%, 6/3/30(1)	255	261,197
Mastercard, Inc., 1.90%, 3/15/31(8)	420	413,389
National Australia Bank, Ltd., 3.625%, 6/20/23(8)	275	294,489
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	301	300,352
Newmark Group, Inc., 6.125%, 11/15/23	110	120,951
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,029	2,131,341
Radian Group, Inc.:
4.875%, 3/15/27	476	502,180
6.625%, 3/15/25	37	41,526
SBA Tower Trust, 3.722%, 4/9/48(1)	660	672,524
SITE Centers Corp., 3.625%, 2/1/25	259	270,734
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(10)	200	200,697
1.456% to 1/14/26, 1/14/27(1)(10)	226	220,855
6.00% to 7/26/25(1)(10)(11)	233	253,702
Stifel Financial Corp., 4.00%, 5/15/30	231	249,925
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(10)		529	$ 533,622
4.00% to 10/29/25, 10/29/30(10)		250	263,940
Synovus Financial Corp.:
3.125%, 11/1/22		156	161,306
5.90% to 2/7/24, 2/7/29(10)		35	37,841
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(10)		280	276,794
5.10% to 3/1/30(10)(11)		409	446,955
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)		359	339,883
4.375% to 2/10/31(1)(8)(10)(11)		219	216,591
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)		200	212,294
Welltower, Inc., 2.75%, 1/15/31(8)		249	247,974
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(10)		220	209,033
			$27,748,208
Government - Multinational — 1.0%
Asian Development Bank, 3.125%, 9/26/28		540	$599,583
European Investment Bank:
2.375%, 5/24/27		1,026	1,096,896
2.875%, 6/13/25(1)		435	473,953
International Bank for Reconstruction & Development:
0.14%, (SOFR + 0.13%), 1/13/23(2)		621	621,409
3.125%, 11/20/25		1,200	1,319,314
International Finance Corp., 7.50%, 5/9/22	BRL	195	35,771
Nordic Investment Bank, 2.25%, 9/30/21		271	273,820
			$4,420,746
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		720	$717,475
			$717,475
Industrial — 1.1%
FedEx Corp., 4.55%, 4/1/46		290	$329,335
Flowserve Corp., 3.50%, 10/1/30		194	197,556
Hexcel Corp., 4.20%, 2/15/27		216	226,159
Jabil, Inc.:
3.00%, 1/15/31(8)		709	705,007
3.60%, 1/15/30		496	520,206
4.70%, 9/15/22		569	601,808
nVent Finance S.a.r.l., 4.55%, 4/15/28		855	906,441
Owens Corning, 3.95%, 8/15/29		669	736,985
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)		260	260,907

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Industrial (continued)
Valmont Industries, Inc.:
5.00%, 10/1/44	55	$ 59,983
5.25%, 10/1/54	265	294,513
		$ 4,838,900
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$ 641,642
		$ 641,642
Technology — 0.4%
DXC Technology Co.:
4.125%, 4/15/25	266	$289,479
4.75%, 4/15/27	84	93,850
Seagate HDD Cayman:
3.375%, 7/15/31(1)(8)	200	192,540
4.091%, 6/1/29(1)	354	361,399
4.875%, 3/1/24	235	252,870
5.75%, 12/1/34	180	204,528
Western Digital Corp., 4.75%, 2/15/26	394	434,858
		$1,829,524
Utilities — 1.0%
AES Corp. (The), 2.45%, 1/15/31(1)	533	$510,030
American Water Capital Corp., 2.95%, 9/1/27	370	394,590
Avangrid, Inc.:
3.15%, 12/1/24	292	314,131
3.80%, 6/1/29	590	649,912
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	183,169
Enel Finance International NV, 2.65%, 9/10/24(1)	530	557,951
MidAmerican Energy Co.:
3.15%, 4/15/50	215	211,690
4.25%, 7/15/49	250	294,124
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	35,913
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	222,965
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	650	661,781
Public Service Co. of Colorado, 3.70%, 6/15/28	227	251,394
Sempra Energy, 4.875% to 10/15/25(8)(10)(11)	79	84,728
		$4,372,378
Total Corporate Bonds (identified cost $61,254,085)		$62,614,916

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(7)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(10)	7,600	$ 179,816
		$ 179,816
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	12,563	$ 262,316
		$ 262,316
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$ 339,426
Series A2, 6.375%(8)	12,000	308,520
		$647,946
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	23,600	$601,328
6.25%	2,200	57,442
		$658,770
Total Preferred Stocks (identified cost $1,744,386)		$1,748,848

Senior Floating-Rate Loans — 0.7%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$293	$ 288,155
		$ 288,155
Drugs — 0.1%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$425	$ 423,705
		$ 423,705
Electronics/Electrical — 0.1%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$207	$ 206,904
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	18	17,905
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	122	120,917
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	34	33,816

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$46	$ 45,287
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(13)	250	249,983
		$ 674,812
Equipment Leasing — 0.0%(7)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 147,009
		$ 147,009
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(14)	$316	$ 316,330
		$316,330
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$120	$119,621
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	60	59,538
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	228	225,480
		$404,639
Leisure Goods/Activities/Movies — 0.0%(7)
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$67,796
		$67,796
Lodging and Casinos — 0.0%(7)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$40	$39,503
		$39,503
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$324	$320,300
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	73,364
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	322,134
		$715,798
Total Senior Floating-Rate Loans (identified cost $3,088,244)		$3,077,747

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 213,824
2.00%, 9/29/22	1,048	1,076,344
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	200	201,107
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	230	232,725
Total Sovereign Government Bonds (identified cost $1,744,645)		$ 1,724,000

Taxable Municipal Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(15)	$450	$ 595,602
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	466,163
New York City, NY, 5.206%, 10/1/31(15)	470	566,383
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	312,614
		$ 1,940,762
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 425,805
2.484%, 6/1/27	290	304,378
2.534%, 6/1/28	360	377,788
2.584%, 6/1/29	200	208,808
2.984%, 6/1/33	220	227,845
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	300	363,423
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	600	754,050
		$2,662,097
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$169,108
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	169,507
2.184%, 9/1/31	140	140,309
2.264%, 9/1/32	125	125,636
2.344%, 9/1/33	135	136,122
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	139,512
Green Bonds, 1.701%, 5/1/31	130	125,181

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Diego County Water Authority, CA: (continued)
Green Bonds, 1.951%, 5/1/34	$75	$ 70,749
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,523,549
		$ 2,599,673
Total Taxable Municipal Obligations (identified cost $6,786,186)		$ 7,202,532

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 141,311
2.618%, 8/1/23	69	72,655
2.668%, 8/1/24	240	255,675
2.738%, 8/1/25	240	258,127
3.435%, 8/1/34	220	241,252
3.485%, 8/1/35	125	137,678
3.585%, 8/1/37	225	250,273
U.S. International Development Finance Corp.:
3.22%, 9/15/29	380	425,912
3.52%, 9/20/32	362	404,315
Total U.S. Government Agencies and Instrumentalities (identified cost $2,053,055)		$2,187,198

U.S. Government Agency Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$203	$ 215,349
Federal National Mortgage Association:
30-Year, 2.00%, TBA(16)	632	630,614
30-Year, 2.50%, TBA(16)	5,350	5,490,228
30-Year, 3.00%, TBA(16)	6,050	6,302,874
Pool #AN1879, 2.65%, 6/1/26	321	342,601
Pool #AN1909, 2.68%, 7/1/26	350	374,806
Pool #BM3990, 4.00%, 3/1/48	516	555,683
Pool #FM1867, 3.00%, 11/1/49	501	521,997
Pool #MA3149, 4.00%, 10/1/47	621	670,275
Government National Mortgage Association, 2.50%, 3/20/51	390	404,090
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $15,502,905)		$15,508,517

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$ 80,538
1.375%, 8/15/50	497	387,971
1.875%, 2/15/51	1,300	1,153,953
2.00%, 2/15/50	124	113,443
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(17)	1,831	2,088,954
U.S. Treasury Notes:
0.125%, 6/30/22	130	130,028
0.25%, 6/30/25	89	87,217
0.375%, 3/31/22	129	129,389
0.375%, 12/31/25	1,028	1,004,009
0.375%, 1/31/26	379	369,741
0.625%, 8/15/30	124	112,394
0.875%, 11/15/30(8)	459	424,575
1.125%, 2/29/28	1,356	1,332,482
1.125%, 2/15/31(8)	450	425,215
1.625%, 12/31/21	128	129,500
Total U.S. Treasury Obligations (identified cost $7,915,456)		$7,969,409

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.1%
Other — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(18)	6,896,591	$ 6,897,281
Total Other (identified cost $6,897,281)		$ 6,897,281
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(19)	2,005,734	$ 2,005,734
Total Securities Lending Collateral (identified cost $2,005,734)		$ 2,005,734
Total Short-Term Investments (identified cost $8,903,015)		$ 8,903,015
Total Purchased Options — 0.0%(7) (identified cost $7,954)		$ 8,937
Total Investments — 103.0% (identified cost $346,848,852)		$434,906,935
Other Assets, Less Liabilities — (3.0)%		$(12,734,754)
Net Assets — 100.0%		$422,172,181

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $45,027,431 or 10.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $3,554,256 and the total market value of the collateral received by the Fund was $3,643,288, comprised of cash of $2,005,734 and U.S. government and/or agencies securities of $1,637,554.
(9)	When-issued security.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(14)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(18)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 6/2021	13	$1,702,188	$130	5/21/21	$8,937
Total					$8,937

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	20	Long	6/30/21	$4,414,531	$(4,565)
U.S. 5-Year Treasury Note	30	Long	6/30/21	3,701,953	(47,395)
U.S. Long Treasury Bond	11	Long	6/21/21	1,700,531	(64,005)
U.S. Ultra-Long Treasury Bond	32	Long	6/21/21	5,799,000	(341,811)
U.S. 10-Year Treasury Note	(1)	Short	6/21/21	(130,938)	842
U.S. Long Treasury Bond	(2)	Short	6/21/21	(309,187)	12,449
U.S. Ultra 10-Year Treasury Note	(153)	Short	6/21/21	(21,984,187)	770,065
U.S. Ultra-Long Treasury Bond	(5)	Short	6/21/21	(906,094)	41,428
					$367,008

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
USD	– United States Dollar
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $8,226,868, which represents 1.9% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ —	$ —	$ —	$ (165)	$ 545,459	$ 393	$ 545,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	385	524,716	705	539,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	396	173,357	370	187,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	357	86,055	273	100,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(716,112)	2,112	(3,384)	—	320	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	7,856,807	34,186,561	(35,146,087)	(43)	43	6,897,281	2,293	6,896,591
Totals				$2,069	$(2,368)	$8,226,868	$4,354

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 .
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$22,066,585	$ —	$22,066,585
Collateralized Mortgage Obligations	—	6,483,425	—	6,483,425
Commercial Mortgage-Backed Securities	—	18,301,788	—	18,301,788
Common Stocks	271,865,736(1)	—	—	271,865,736
Common Stocks - Health Care	—	5,201,306(2)	—	5,201,306
Convertible Preferred Stocks	42,976	—	—	42,976
Corporate Bonds	—	62,614,916	—	62,614,916
Preferred Stocks	1,748,848	—	—	1,748,848
Senior Floating-Rate Loans	—	3,077,747	—	3,077,747
Sovereign Government Bonds	—	1,724,000	—	1,724,000
Taxable Municipal Obligations	—	7,202,532	—	7,202,532
U.S. Government Agencies and Instrumentalities	—	2,187,198	—	2,187,198

Calvert
VP SRI Balanced Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$15,508,517	$ —	$15,508,517
U.S. Treasury Obligations	—	7,969,409	—	7,969,409
Short-Term Investments:
Other	—	6,897,281	—	6,897,281
Securities Lending Collateral	2,005,734	—	—	2,005,734
Purchased Put Options	8,937	—	—	8,937
Total Investments	$275,672,231	$159,234,704	$ —	$434,906,935
Futures Contracts	$824,784	$ —	$ —	$824,784
Total	$276,497,015	$159,234,704	$ —	$435,731,719
Liability Description
Futures Contracts	$(457,776)	$ —	$ —	$(457,776)
Total	$(457,776)	$ —	$ —	$(457,776)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.